Geographic information - Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 61,949,333	$ 61,822,640
Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	100.00%	100.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 8,606,623	$ 9,419,796
United States | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	13.90%	15.20%
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,271,504	$ 8,196,116
China | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	11.70%	13.30%
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 46,071,206	$ 44,206,728
Other countries | Long-lived assets | Geographic concentration risk
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of lease revenue	74.40%	71.50%